Financial Assets at Fair Value through Other Comprehensive Income Noncurrent - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2021	Aug. 31, 2021	Jul. 31, 2021
Disclosure of financial assets [Line Items]
Fair value amount	$ 2,636.0	$ 568.0
Unrealized gain on financial assets at FVOCI	60.0	17.0
Dividends received	154.0	$ 246.0	$ 296.0
Outstanding Investments [Member]
Disclosure of financial assets [Line Items]
Dividends received	153.9
UUPON Inc. (UUPON) [Member]
Disclosure of financial assets [Line Items]
Fair value amount				$ 1.0
Cotech Engineering Fuzhou Corp. [Member]
Disclosure of financial assets [Line Items]
Fair value amount	$ 4.0
AgriTalk Technology Inc. (“ATT”) [Member]
Disclosure of financial assets [Line Items]
Investments reclassified from financial asset at FVOCI to associates at fair value						$ 19.0
Imedtac Co., Ltd. (“IME”) [Member]
Disclosure of financial assets [Line Items]
Investments reclassified from financial asset at FVOCI to associates at fair value					$ 45.0
PChome Online Inc.
Disclosure of financial assets [Line Items]
Private placement				$ 200.0